Interest Income	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest Income Text Block Abstract
Interest income
28.	Interest income

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Interest income from bank deposits	$204,081	$25,059	$138,672
Interest income from financial assets measured at amortized cost	31,604	12,810	20,603
Others	227	-	-
	$235,912	$37,869	$159,275